Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
Note 8—Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to March 25, 2019. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.